Note 16 - Derivative Financial Instruments (Details) $ in Millions	Dec. 31, 2015 USD ($)	Oct. 31, 2014 USD ($)	Oct. 17, 2014 USD ($)
Interest Rate Swap [Member]
Note 16 - Derivative Financial Instruments (Details) [Line Items]
Derivative, Number of Instruments Held	3
Derivative, Notional Amount (in Dollars)	$ 30.0
Interest Rate Swap [Member] | Eurobank [Member]
Note 16 - Derivative Financial Instruments (Details) [Line Items]
Derivative, Number of Instruments Held			2
Interest Rate Swap [Member] | November 28, 2016 [Member] | Eurobank [Member]
Note 16 - Derivative Financial Instruments (Details) [Line Items]
Derivative, Average Fixed Interest Rate			0.50%
Interest Rate Swap [Member] | November 28, 2017 [Member] | Eurobank [Member]
Note 16 - Derivative Financial Instruments (Details) [Line Items]
Derivative, Average Fixed Interest Rate			0.95%
Interest Rate Swap [Member] | May 28, 2019 [Member] | Eurobank [Member]
Note 16 - Derivative Financial Instruments (Details) [Line Items]
Derivative, Average Fixed Interest Rate			3.55%
First Two Contracts [Member] | Eurobank [Member]
Note 16 - Derivative Financial Instruments (Details) [Line Items]
Derivative, Notional Amount (in Dollars)			$ 10.0
Interest Rate Swap One [Member] | Eurobank [Member]
Note 16 - Derivative Financial Instruments (Details) [Line Items]
Derivative, Notional Amount (in Dollars)	$ 10.0
Derivative, Fixed Interest Rate	2.29%		1.29%
Interest Rate Swap Two [Member] | Eurobank [Member]
Note 16 - Derivative Financial Instruments (Details) [Line Items]
Derivative, Notional Amount (in Dollars)	$ 10.0
Derivative, Fixed Interest Rate	1.29%
Derivative, Average Fixed Interest Rate			1.97%
Forward Step Up Swap [Member]
Note 16 - Derivative Financial Instruments (Details) [Line Items]
Derivative, Notional Amount (in Dollars)		$ 10.0